INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry-forwards	$ 8,200,000	$ 5,500,000
Valuation allowance	(8,200,000)	(5,500,000)
Net non-current deferred tax asset	$ 0	$ 0